CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated other comprehensive loss
Balance, shares at Dec. 31, 2018
Balance, amount at Dec. 31, 2018	$ 0	$ 0	$ 0	$ 0	$ 0
Capital contributions to Yubo Beijing	723,861	0	723,861	0	0
Foreign currency translation adjustment	(3,935)	0	0	0	(3,935)
Net loss	(231,193)	$ 0	0	(231,193)
Balance, shares at Dec. 31, 2019
Balance, amount at Dec. 31, 2019	488,733	$ 0	723,861	(231,193)	(3,935)
Net loss	(711,801)	$ 0	0	(711,801)	0
Issuance of ordinary shares and capital contributions to Yubo Beijing, shares		10,000,000
Issuance of ordinary shares and capital contributions to Yubo Beijing, amount	634,756	$ 1,000	633,756	0	0
Sale of ordinary shares on September 11, 2020, shares		152,284
Sale of ordinary shares on September 11, 2020, amount	750,000	$ 15	749,985
Foreign currency adjustment	5,931	$ 0	0	0	5,931
Balance, shares at Dec. 31, 2020		10,152,284
Balance, amount at Dec. 31, 2020	$ 1,167,619	$ 1,015	$ 2,107,602	$ (942,994)	$ 1,996